Contract Assets - Schedule of Assets Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Uncompleted supply, delivery, and installation (SDI) services contracts
Aggregate construction costs incurred	$ 17,516		$ 31,778
Aggregate net profit recognized	1,607		744
Less: Progress billings	(17,663)		(32,360)
Assets recognised from costs to obtain or fulfil contracts with customers	1,460		162
Contract assets	1,460	$ 162
Gross amounts due from customers for contract work-in-progress			162
Assets related to contracts with customers	$ 1,460		$ 162